Note Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets		$ 6,100	$ 6,100
Amortization Of Intangible Assets		9,378	12,144	$ 11,019
Goodwill Purchase Accounting Adjustments		0	4,707
Goodwil, Acquired During Period		0	0
Goodwill, Impairment Loss		0	3,801	$ 0
FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Purchase Accounting Adjustments			4,700
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Fair Value Inputs Discount Rate	14.49%
Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Fair Value Inputs Discount Rate	11.58%
Banco Popular de Puerto Rico and Banco Popular North America
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage Of Goodwill	98.00%
Popular Securities
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss			3,800
BPNA
Goodwill and Intangible Assets Disclosure [Line Items]
Step 1 Fair Value Excess Over Carrying Amount	$ 183,000
Percentage excess of fair value of reporting unit over equity value	11.00%
BPPR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Purchase Accounting Adjustments		0	0
Step 1 Fair Value Excess Over Carrying Amount	$ 871,000
Percentage excess of fair value of reporting unit over equity value	26.00%
Goodwil, Acquired During Period		0	0
Goodwill, Impairment Loss		$ 0	3,801
Fully Amortized Intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross			$ 26,300